Leases - recognized in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	€ 938	€ 682	€ 555
-Interest paid on lease liabilities	1,149	661	324
Financing activities - Principal payment on lease liabilities	7,983	5,958	7,118
Total cash outflow for leases	€ 10,070	€ 7,301	€ 7,997